UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Marvin & Palmer Associates, Inc.
Address:           1201 N. Market Street
                   Suite 2300
                   Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen T. Buckley
Title:             Senior Vice President
Phone:             (302) 573-3570

Signature, Place, and Date of Signing:

/s/ Karen T. Buckley         Wilmington, Delaware            August 13, 1999

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number          Name

  [File Number Pending]         Atlas Asset Management, Inc.
  28-2427                       Citigroup, Inc.



                           Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     120

Form 13F Information Table Value Total:     $2,311,667
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.       Form 13F File Number         Name

  1         28-7164                      Bear Stearns Asset Management Inc.
  2         28-551                       U.S. Bancorp




                         Form 13F INFORMATION TABLE


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           Column 1               Column 2   Column 3    Column 4    Column 5     Column 6      Column 7       Column 8
-------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer            Title of     CUSIP      VALUE       SHRS OR     INVESTMENT     OTHER        VOTING AUTHORITY
                                   Class                 (x$1000)     SH/PUT/     DISCRETION     MANAGERS      SOLE SHARED
                                                                      PRN AMT                                      NONE
                                                                      PRN CALL
-------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co              COM     002896207       17,688    368,500 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Agora 144A                          144A    00848R106          185     15,900 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Agora 144A                          144A    00848R106        1,978    169,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Aluminum Co Amer                    COM     013817101       22,201    358,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Amazon.Com Inc                      COM     023135106       53,078    424,200 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
America Online                      COM     026874107       85,715    775,700 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
American Express Company            COM     025816109       25,478    195,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
American Intl Group                 COM     026874107       19,628    167,675 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                          COM     031162100       55,542    912,400 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Antenna TV SA - Spon ADR            ADR     03672N100          125      9,100 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Antenna TV SA - Spon ADR            ADR     03672N100        1,363     99,100 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose                    COM     038496204          264     12,000 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose                    COM     038496204        4,022    182,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding - ADR       ADR     N07059111          511      8,600 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                           COM     001957109        1,819     32,600 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Avon Products Inc.                  COM     054303102       25,080    451,900 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Banco DaGalicia ADR                 ADR     059538207          213     10,500 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Banco DaGalicia ADR                 ADR     059538207        2,799    138,200 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Biogen, Inc.                        COM     090597105        5,119     79,600 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp                       COM     111320107       44,265    306,200 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                      COM     808513105       84,692    770,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
China Telecom HK LTD - ADR          ADR     169428109          969     17,000 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
China Telecom HK LTD - ADR          ADR     169428109       12,107    212,400 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                       COM     17275R102      135,550  2,103,582 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                     COM     173034109       66,246  1,394,650 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Colt Telecom Group Spons ADR        ADR     196877104        2,211     25,600 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Comcast Class A Special             COM     200300200       83,794  2,180,000 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.            COM     205862402          396      5,250 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.            COM     205862402        5,202     68,900 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Datacraft Asia Limited              COM      6246831         1,334    306,000 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Datacraft Asia Limited              COM      6246831        17,231  3,952,000 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Distribucion y Sevicio - ADR        ADR     254753106          896     47,800 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Distribucion y Sevicio - ADR        ADR     254753106       23,642  1,260,900 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
E Trade Group Inc                   COM     269246104       14,853    371,900 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                            COM     278642103       32,969    217,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
ECI Telecom Ltd.                    COM     268258100        1,165     35,100 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
ECI Telecom Ltd.                    COM     268258100        7,258    218,700 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Elan PLC                            COM     284131208           33      1,200 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Enron Corp                          COM     293561106        2,395     29,300 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR             ADR     294821400          319      9,700 SH Defined                     1 Sole
-------------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR             ADR     294821400        8,126    246,700 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR             ADR     294821400       71,435  2,168,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Federal Exp Corp                    COM     31304N107        3,483     64,200 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Gap Stores                          COM     364760108       72,653  1,442,245 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
General Electric Company            COM     369604103          271      2,400 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
General Instrument Corp             COM     370120107       28,615    673,300 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Global Telesystems Group Inc        COM     37936U104          243      3,000 SH Defined                     1 Sole
-------------------------------------------------------------------------------------------------------------------------------
Global Telesystems Group Inc        COM     37936U104        5,913     73,000 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Global Telesystems Group Inc        ADR     37936U104       50,463    623,000 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Grupo Synkro  S.A. de C.V. ADR      ADR     400493201          225  8,086,100 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global         COM     40049J206          112      2,500 SH Defined                     1 Sole
-------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global         COM     40049J206        6,139    137,000 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A. Global         ADR     40049J206       83,490  1,863,100 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                      COM     437076102       55,584    862,600 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings - ADR                 ADR     404280406        2,354      6,450 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Immunex Corp                        COM     452528102       17,179    134,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
International Bus Mach              COM     459200101       37,030    286,500 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Johnson Elec Hldgs ADR              ADR     479087207          566     13,085 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp                 COM     494368103       54,674    959,200 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank - 144A                144A     500498100        1,589     78,100 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank - 144A                144A     500498100       12,906    634,200 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Korea Electric Power Co - ADR       ADR     500631106        2,032     99,100 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Korea Electric Power Co - ADR       ADR     500631106       24,165  1,178,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR                 ADR     50063P103           48      1,200 SH Defined                     1 Sole
-------------------------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR                 ADR     50063P103        2,304     57,600 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Korea Telecom - ADR                 ADR     50063P103       25,720    643,000 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Limited Inc                         COM     532716107           45      1,000 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Linear Technology                   COM     535678106       19,778    294,100 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company              COM     543213102        6,259    400,600 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Lucent                              COM     549463107       17,790    263,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Magyar Tavkozles Adr                ADR     559776109          338     12,300 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Magyar Tavkozles Adr                ADR     559776109        8,555    311,100 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom, Inc.                  COM     55268B106       45,777    531,900 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Nextel Communications Inc-A         COM     653324103       63,286  1,261,000 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp                COM     656569100           78        900 SH Defined                     1 Sole
-------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp                COM     656569100        2,561     29,500 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp                COM     656569100       20,436    235,400 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Northern Trust                      COM     665859104       21,321    219,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse Inc              COM     689899102       26,748    680,400 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
PMC Sierra                          COM     69344F106        2,446     41,500 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Pohang Iron & Steel                 COM     730450103          101      3,000 SH Defined                     1 Sole
-------------------------------------------------------------------------------------------------------------------------------
Pohang Iron & Steel                 COM     730450103        3,484    103,600 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Pohang Iron & Steel                 COM     730450103       38,356  1,140,700 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Priceline.Com                       COM     741503106       11,522     99,700 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Qiagen N.V.                         COM     N72482107        1,496     22,000 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                        COM     747525103       53,985    376,200 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Samsung Elect. GDR 144A            144A     796050888          985     18,390 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Samsung Elect. GDR 144A            144A     796050888        6,881    128,502 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Savia S.A. Adr                      ADR     805175106          638     27,900 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Savia S.A. Adr                      ADR     805175106       10,827    473,300 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Seagram Co Ltd                      COM     811850106       39,610    786,300 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Shin Han Bank 144A                 144A     824589303          323     14,500 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Shin Han Bank 144A                 144A     824589303        1,242     55,700 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
SK Telecom                          COM     78440P108          107      6,300 SH Defined                     1 Sole
-------------------------------------------------------------------------------------------------------------------------------
SK Telecom                          COM     78440P108        4,235    249,147 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
SK Telecom                          COM     78440P108       52,819  3,107,007 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines                  COM     844741108       24,390    783,600 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Sprint FON                          COM     852061100       19,266    364,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Sprint PCS Group                    COM     852061506       40,273    705,000 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp                      COM     855244109       23,176    617,000 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
State Street Corp                   COM     857477103       53,837    630,600 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Telebanc Financial Corp             COM     87925R109        1,550     40,000 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Telebras Spons ADR                  ADR     879287308          298      3,300 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Telebras Spons ADR                  ADR     879287308        4,554     50,500 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR            ADR     879403780          121      1,500 SH Defined                     1 Sole
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR            ADR     879403780        6,966     86,200 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR            ADR     879403780      102,583  1,269,400 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Telekomunikacja Polska 144A        144A     87943D108          398     56,400 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Telekomunikacja Polska 144A        144A     87943D108        6,389    906,300 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Telesp Participacoes SA-ADR         ADR     87952K100          364     15,900 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Telesp Participacoes SA-ADR         ADR     87952K100        5,204    227,500 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                        COM     879664100        3,865     57,200 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc               COM     882508104       33,901    233,800 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Time Warner                         COM     887315109       36,500    496,600 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger                      COM     G8915Z102           51        700 SH Defined                     1 Sole
-------------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger                      COM     G8915Z102        1,639     22,300 SH Defined                     2 Sole
-------------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger                      COM     G8915Z102       11,495    156,400 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Uniphase Corp                       COM     909149106        1,677     10,100 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Xilinx                              COM     983919101        3,298     57,600 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc.                          COM     984332106       37,189    215,900 SH Sole                          Sole
-------------------------------------------------------------------------------------------------------------------------------
